NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Nature Of Operations And Going Concern [Abstract]
Working capital (deficiency)	$ (3,665,081)
Net loss and comprehensive loss	$ (4,281,639)	$ (2,749,939)	$ (7,615,864)